Scheduled Maturity Distribution of Fixed Maturity Securities (Detail) (USD $) In Millions, unless otherwise specified	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Amortized cost or cost
Due one year or less	$ 2,704	$ 2,606
Due after one year through five years	10,398	10,578
Due after five years through ten years	11,176	11,120
Due after ten years	20,016	20,111
Subtotal	44,294	44,415
Total	55,404	56,072
Fair value
Due one year or less	2,731	2,634
Due after one year through five years	10,997	11,139
Due after five years through ten years	12,243	12,266
Due after ten years	23,501	24,065
Subtotal	49,472	50,104
Total	61,082	62,161	58,295
Residential mortgage-backed
Amortized cost or cost
Fixed maturity securities	5,542	5,744
Fair value
Fixed maturity securities	5,942	6,081
Commercial mortgage-backed
Amortized cost or cost
Fixed maturity securities	2,948	3,253
Fair value
Fixed maturity securities	3,056	3,333
Other asset-backed
Amortized cost or cost
Fixed maturity securities	2,620	2,660
Fair value
Fixed maturity securities	$ 2,612	$ 2,643